Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 18, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 28, 2016	Oct. 14, 2016	Dec. 31, 2015
C000146453
Account Value [Line Items]
Account Value	$ 21,900	$ 16,203	$ 15,726	$ 13,565	$ 15,680		$ 13,870	$ 12,932	$ 10,713	$ 13,009	$ 10,317			$ 10,000
C000146455
Account Value [Line Items]
Account Value	34,772	30,229	25,140	20,875	24,668		19,376	16,463	12,726	13,761	11,425			10,000
C000075764
Account Value [Line Items]
Account Value	11,774	11,019	10,889	10,332	11,970		12,207	11,352	10,474	10,536	10,228			10,000
C000183413
Account Value [Line Items]
Account Value	12,908	11,567	10,369	9,076	10,603	$ 10,000
C000075765
Account Value [Line Items]
Account Value	20,760	18,665	16,763	14,721	17,230		15,432	13,600	11,597	11,836	10,652			10,000
C000173961
Account Value [Line Items]
Account Value	12,534	11,626	11,391	10,653	12,273		12,201	11,181	10,112	10,214	9,770	$ 10,000
C000116967
Account Value [Line Items]
Account Value	13,240	12,300	12,089	11,332	13,081		13,040	11,980	10,864	11,002	10,551			10,000
C000027523
Account Value [Line Items]
Account Value	11,683	11,267	10,789	10,348	10,269		10,269	10,248	10,107	10,006	10,001			10,000
C000173957
Account Value [Line Items]
Account Value	21,475	16,388	15,889	13,517	15,764		14,227	13,214	10,861	12,600	10,070		$ 10,000
C000075766
Account Value [Line Items]
Account Value	20,938	16,018	15,567	13,267	15,521		14,040	13,072	10,764	12,523	10,037			10,000
C000173958
Account Value [Line Items]
Account Value	24,682	23,026	20,254	17,436	20,120		16,222	14,128	11,260	12,653	10,900		10,000
C000075767
Account Value [Line Items]
Account Value	26,459	24,751	21,819	18,829	21,780		17,613	15,379	12,276	13,847	11,952			10,000
C000027542
Account Value [Line Items]
Account Value	21,639	18,866	17,155	14,941	17,655		15,755	13,962	11,701	12,339	10,891			10,000
C000183414
Account Value [Line Items]
Account Value	15,990	13,202	11,143	9,011	11,000	10,000
C000075769
Account Value [Line Items]
Account Value	28,225	23,372	19,779	16,032	19,607		16,180	14,026	11,022	12,104	9,907			10,000
C000173959
Account Value [Line Items]
Account Value	49,437	41,869	31,512	22,028	31,225		24,560	17,664	13,033	13,281	10,280		10,000
C000087885
Account Value [Line Items]
Account Value	50,045	42,488	32,077	22,480	31,929		25,166	18,159	13,424	13,717	10,643			10,000
C000173960
Account Value [Line Items]
Account Value	24,329	21,081	18,500	16,563	17,981		14,437	14,118	11,194	12,233	10,790		10,000
C000087886
Account Value [Line Items]
Account Value	25,609	22,248	19,581	17,552	19,115		15,385	15,082	11,983	13,127	11,615			10,000
C000048319
Account Value [Line Items]
Account Value	38,864	33,046	26,491	21,036	25,750		20,052	17,019	12,964	13,593	11,179			10,000
C000048320
Account Value [Line Items]
Account Value	37,904	32,304	25,973	20,666	25,361		19,795	16,847	12,871	13,525	11,145			10,000
C000173956
Account Value [Line Items]
Account Value	22,312	21,106	19,489	16,853	20,171		15,961	14,383	11,749	12,852	11,380		10,000
C000048313
Account Value [Line Items]
Account Value	24,102	22,855	21,163	18,345	22,009		17,461	15,772	12,908	14,173	12,571			10,000
C000027546
Account Value [Line Items]
Account Value	$ 28,007	25,117	22,385	18,894	21,493		18,196	15,489	12,453	12,406	10,784			10,000
MSCI EAFE Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (gross of withholding taxes)
Account Value	$ 23,067	17,490	16,761	14,103	16,401		14,673	13,551	11,048	12,752	10,151			10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 38,012	32,448	26,209	20,808	25,754		20,495	16,954	12,940	13,656	11,274			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,199	11,369	11,229	10,641	12,232		12,423	11,556	10,629	10,628	10,265			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,560	14,896	11,915	9,435	11,522	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132		20,304	17,149	13,042	13,640	11,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,629	10,838	10,704	10,143	11,660		11,843	11,016	10,133	10,132	9,785	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,199	11,369	11,229	10,641	12,232		12,423	11,556	10,629	10,628	10,265			10,000
3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	Three-Month U.S. Treasury Bill Index
Account Value	$ 12,383	11,900	11,337	10,790	10,577		10,572	10,534	10,321	10,125	10,032			10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net of withholding taxes)
Account Value	$ 22,062	16,813	16,194	13,696	16,010		14,389	13,346	10,938	12,688	10,147		10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net of withholding taxes)
Account Value	$ 21,959	16,735	16,118	13,632	15,935		14,322	13,284	10,887	12,628	10,100			10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 35,766	30,531	24,660	19,578	24,233		19,284	15,952	12,175	12,849	10,608		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 38,012	32,448	26,209	20,808	25,754		20,495	16,954	12,940	13,656	11,274			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132		20,304	17,149	13,042	13,640	11,196			10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net of withholding taxes)
Account Value	$ 16,032	13,240	11,157	9,013	11,010	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net of withholding taxes)
Account Value	$ 31,532	26,039	21,942	17,726	21,654		17,776	15,337	12,013	13,159	10,751			10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 36,772	31,331	25,163	19,887	24,591		19,446	16,076	12,232	12,847	10,557		10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 39,030	33,255	26,708	21,108	26,101		20,640	17,063	12,983	13,636	11,205			10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 36,772	31,331	25,163	19,887	24,591		19,446	16,076	12,232	12,847	10,557		10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 39,030	33,255	26,708	21,108	26,101		20,640	17,063	12,983	13,636	11,205			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132		20,304	17,149	13,042	13,640	11,196			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132		20,304	17,149	13,042	13,640	11,196			10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 35,766	30,531	24,660	19,578	24,233		19,284	15,952	12,175	12,849	10,608		$ 10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 38,012	32,448	26,209	20,808	25,754		20,495	16,954	12,940	13,656	11,274			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	33,786	27,025	21,399	26,132		20,304	17,149	13,042	13,640	11,196			10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	21,959	16,735	16,118	13,632	15,935		14,322	13,284	10,887	12,628	10,100			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,979	9,300	9,185	8,704	10,006	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232		12,423	11,556	10,629	10,628	10,265			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232		12,423	11,556	10,629	10,628	10,265			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 12,199	$ 11,369	$ 11,229	$ 10,641	$ 12,232		$ 12,423	$ 11,556	$ 10,629	$ 10,628	$ 10,265			$ 10,000